Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash	$ 5,102	$ 562	$ 7,333
Accounts receivable, net	7,388	11,870	9,128
Inventory	14,596	10,202	9,653
Deferred tax assets	1,995	1,995	1,607
Prepaid expenses and other current assets		1,416	1,350
Income tax receivable	2,870	164
Prepaid expenses and other current assets	1,604	1,252
Total current assets	33,555	26,045	29,071
Property and equipment, net	4,888	4,298	1,555
Goodwill	30,809	30,809	30,809
Intangible assets, net	1,161	1,176	180
Deferred tax assets, long-term	4,504	4,650	5,527
Deferred initial public offering costs		5,343
Other non-current assets	103	108	119
Total assets	75,020	72,429	67,261
CURRENT LIABILITIES:
Accounts payable	1,185	861	10,484
Related-party payable		1,305	6
Accrued liabilities	4,304	7,452	5,546
Total current liabilities	5,489	9,618	16,036
Credit facility		12,796
Convertible preferred stock warrant liability		2,157
Other non-current liabilities	956	921
Total liabilities	6,445	25,492	16,036
Commitments and contingencies (Note 7)
STOCKHOLDERS' DEFICIT:
Common stock	17	1	1
Additional paid-in capital	105,256	4,392	4,719
Accumulated deficit	(36,698)	(38,829)	(34,868)
Total stockholders' deficit	68,575	(34,436)	(30,148)
Total liabilities, convertible preferred stock and stockholders' deficit	75,020	72,429	67,261
Convertible Preferred Stock
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Preferred stock		81,373	81,373
STOCKHOLDERS' DEFICIT:
Preferred stock		$ 81,373	$ 81,373